Segment Information - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position:
Total assets	R$ 83,713,565	R$ 65,717,874
Cash and cash equivalents	13,642,918	8,472,274	R$ 3,621,798	R$ 4,555,177
Marketable securities	3,669,109	3,115,503
Trade receivables	2,033,441	1,814,394
Derivative financial instruments	8,140,700	3,824,410
Inventories	935,264	787,322
Sector financial assets	241,749
Other financial assets	69,126	151,763
Other current assets	2,281,668	1,604,249
Other non-current assets	4,338,418	3,954,226
Investments in associates	383,851	377,707
Investments in joint ventures	7,988,208	7,548,960	8,077,907
Biological assets	0	0
Contract asset	695,938	600,541
Right-of-use assets	7,916,230	4,469,730
Property, plant and equipment	14,068,506	12,153,136
Intangible assets and goodwill	17,308,439	16,843,659
Liabilities	(62,894,698)	(49,477,393)
Loans, borrowings and debentures	(42,249,460)	(29,052,215)	(22,574,313)
Derivative financial instruments	(446,061)	(81,051)
Trade payables	(2,630,054)	(2,190,264)
Employee benefits payables	(336,466)	(381,337)
Sector financial liabilities	(565,911)
Other current liabilities	(3,706,193)	(2,254,126)
Preferred shareholders payable in subsidiaries	(387,044)	(611,537)	(1,097,490)
Lease	(3,001,847)	(4,594,888)
Other non-current liabilities	(9,571,662)	(10,311,975)
Total assets (net of liabilities) allocated by segment	20,818,867	16,240,481	17,969,356	17,059,413
Shareholders' equity attributable to:
Owners of the Company	5,260,083	5,401,865
Non-controlling interests	15,558,784	10,838,616
Total shareholders' equity	20,818,867	16,240,481	R$ 17,969,356	R$ 17,059,413
Operating segments [member] | Raizen Energia S.A. [member]
Statement of financial position:
Total assets	44,981,452	42,843,360
Cash and cash equivalents	2,293,506	2,715,055
Marketable securities	0	0
Trade receivables	1,835,656	1,135,079
Derivative financial instruments	4,904,580	2,139,240
Inventories	3,975,086	4,592,428
Sector financial assets	0
Other financial assets	160,600	602,542
Other current assets	4,862,274	7,125,332
Other non-current assets	5,374,084	4,196,166
Investments in associates	0	0
Investments in joint ventures	536,540	577,008
Biological assets	1,073,582	734,495
Contract asset	0	0
Right-of-use assets	4,698,238	4,017,503
Property, plant and equipment	11,667,442	11,342,326
Intangible assets and goodwill	3,599,864	3,666,186
Liabilities	(34,923,572)	(32,407,587)
Loans, borrowings and debentures	(17,516,886)	(15,653,705)
Derivative financial instruments	(4,502,866)	(1,422,923)
Trade payables	(3,244,436)	(5,101,474)
Employee benefits payables	(383,114)	(360,414)
Sector financial liabilities	0
Other current liabilities	(3,014,286)	(4,317,609)
Preferred shareholders payable in subsidiaries	0	0
Lease	(4,246,196)	(3,504,501)
Other non-current liabilities	(2,015,788)	(2,046,961)
Total assets (net of liabilities) allocated by segment	10,057,880	10,435,773
Shareholders' equity attributable to:
Owners of the Company	9,967,891	10,358,052
Non-controlling interests	89,989	77,721
Total shareholders' equity	10,057,880	10,435,773
Operating segments [member] | Raizen Combustiveis [member] | Brazil [member]
Statement of financial position:
Total assets	25,923,490	24,252,100
Cash and cash equivalents	752,369	1,036,151
Marketable securities	0	0
Trade receivables	2,070,824	2,455,365
Derivative financial instruments	2,835,980	911,874
Inventories	3,068,435	3,007,893
Sector financial assets	0
Other financial assets	0	0
Other current assets	3,526,980	3,506,579
Other non-current assets	2,247,516	2,014,958
Investments in associates	3,299,738	2,612,576
Investments in joint ventures	769,252	727,936
Biological assets	0	0
Contract asset	2,241,618	2,736,589
Right-of-use assets	86,737	97,374
Property, plant and equipment	2,544,094	2,595,878
Intangible assets and goodwill	2,479,947	2,548,927
Liabilities	(19,568,358)	(19,173,669)
Loans, borrowings and debentures	(6,258,929)	(5,745,735)
Derivative financial instruments	(246,237)	(325,018)
Trade payables	(5,203,174)	(2,568,885)
Employee benefits payables	(85,993)	(77,692)
Sector financial liabilities	0
Other current liabilities	(2,729,837)	(5,859,807)
Preferred shareholders payable in subsidiaries	0	0
Lease	(101,500)	(103,807)
Other non-current liabilities	(4,942,688)	(4,492,725)
Total assets (net of liabilities) allocated by segment	6,355,132	5,078,431
Shareholders' equity attributable to:
Owners of the Company	6,075,393	4,808,076
Non-controlling interests	279,739	270,355
Total shareholders' equity	6,355,132	5,078,431
Operating segments [member] | Raizen Combustiveis [member] | ARGENTINA [member]
Statement of financial position:
Total assets	7,344,448	6,549,006
Cash and cash equivalents	396,039	266,309
Marketable securities	0	0
Trade receivables	358,816	442,204
Derivative financial instruments	0	5,164
Inventories	1,274,045	1,099,632
Sector financial assets	0
Other financial assets	0	0
Other current assets	769,740	872,413
Other non-current assets	61,018	24,095
Investments in associates	356	276
Investments in joint ventures	0	0
Biological assets	0	0
Contract asset	95,840	48,985
Right-of-use assets	425,391	476,251
Property, plant and equipment	3,953,982	3,304,040
Intangible assets and goodwill	9,221	9,637
Liabilities	(4,044,354)	(3,936,154)
Loans, borrowings and debentures	(781,703)	(912,807)
Derivative financial instruments	(15,155)	0
Trade payables	(863,672)	(943,789)
Employee benefits payables	(65,269)	(48,752)
Sector financial liabilities	0
Other current liabilities	(1,186,505)	(856,185)
Preferred shareholders payable in subsidiaries	0	0
Lease	(387,074)	(439,860)
Other non-current liabilities	(744,976)	(734,761)
Total assets (net of liabilities) allocated by segment	3,300,094	2,612,852
Shareholders' equity attributable to:
Owners of the Company	3,300,094	2,612,852
Non-controlling interests	0	0
Total shareholders' equity	3,300,094	2,612,852
Operating segments [member] | Gas and Energy [Member]
Statement of financial position:
Total assets	15,027,675	12,038,100
Cash and cash equivalents	1,899,533	1,083,410
Marketable securities	1,188,625	200,233
Trade receivables	1,121,612	987,397
Derivative financial instruments	517,181	374,730
Inventories	121,064	89,586
Sector financial assets	241,749
Other financial assets	0	0
Other current assets	276,139	315,744
Other non-current assets	169,905	90,662
Investments in associates	0	0
Investments in joint ventures	0	0
Biological assets	0	0
Contract asset	686,690	594,602
Right-of-use assets	19,865	10,128
Property, plant and equipment	15,326	0
Intangible assets and goodwill	8,769,986	8,291,608
Liabilities	(11,681,752)	(9,151,581)
Loans, borrowings and debentures	(7,043,909)	(5,244,942)
Derivative financial instruments	(286,018)	0
Trade payables	(1,182,111)	(1,154,206)
Employee benefits payables	(74,543)	(59,928)
Sector financial liabilities	(565,911)
Other current liabilities	(662,779)	(683,555)
Preferred shareholders payable in subsidiaries	0	0
Lease	(10,320)	(10,843)
Other non-current liabilities	(1,856,161)	(1,998,107)
Total assets (net of liabilities) allocated by segment	3,345,923	2,886,519
Shareholders' equity attributable to:
Owners of the Company	3,288,315	2,861,954
Non-controlling interests	57,608	24,565
Total shareholders' equity	3,345,923	2,886,519
Operating segments [member] | Moove [member]
Statement of financial position:
Total assets	4,439,453	3,499,109
Cash and cash equivalents	936,345	610,605
Marketable securities	168,066	43,856
Trade receivables	483,227	427,714
Derivative financial instruments	28,463	17,005
Inventories	564,836	449,211
Sector financial assets	0
Other financial assets	69,126	134,636
Other current assets	146,166	165,070
Other non-current assets	398,796	150,683
Investments in associates	0	365
Investments in joint ventures	0	0
Biological assets	0	0
Contract asset	9,248	5,939
Right-of-use assets	39,550	22,592
Property, plant and equipment	327,535	310,007
Intangible assets and goodwill	1,268,095	1,161,426
Liabilities	(2,473,884)	(1,911,413)
Loans, borrowings and debentures	(802,938)	(670,263)
Derivative financial instruments	(348)	(1,801)
Trade payables	(688,139)	(515,759)
Employee benefits payables	(96,192)	(70,068)
Sector financial liabilities	0
Other current liabilities	(290,827)	(217,705)
Preferred shareholders payable in subsidiaries	0	0
Lease	(41,299)	(27,431)
Other non-current liabilities	(554,141)	(408,386)
Total assets (net of liabilities) allocated by segment	1,965,569	1,587,696
Shareholders' equity attributable to:
Owners of the Company	1,367,157	1,107,136
Non-controlling interests	598,412	480,560
Total shareholders' equity	1,965,569	1,587,696
Operating segments [member] | Logistics [member]
Statement of financial position:
Total assets	45,912,604	32,838,038
Cash and cash equivalents	7,778,612	1,963,018
Marketable securities	1,396,723	1,751,853
Trade receivables	428,492	399,249
Derivative financial instruments	3,988,524	1,624,023
Inventories	249,318	248,456
Sector financial assets	0
Other financial assets	0	0
Other current assets	685,659	604,988
Other non-current assets	2,613,480	2,638,286
Investments in associates	50,715	52,012
Investments in joint ventures	0	0
Biological assets	0	0
Contract asset	0	0
Right-of-use assets	7,823,401	4,410,952
Property, plant and equipment	13,646,248	11,770,168
Intangible assets and goodwill	7,251,432	7,375,033
Liabilities	(32,359,866)	(24,222,467)
Loans, borrowings and debentures	(21,656,908)	(11,720,477)
Derivative financial instruments	0	(482)
Trade payables	(754,546)	(513,325)
Employee benefits payables	(139,058)	(216,685)
Sector financial liabilities	0
Other current liabilities	(950,582)	(711,305)
Preferred shareholders payable in subsidiaries	0	0
Lease	(2,912,317)	(4,529,139)
Other non-current liabilities	(5,946,455)	(6,531,054)
Total assets (net of liabilities) allocated by segment	13,552,738	8,615,571
Shareholders' equity attributable to:
Owners of the Company	2,150,052	1,746,668
Non-controlling interests	11,402,686	6,868,903
Total shareholders' equity	13,552,738	8,615,571
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position:
Total assets	33,324,494	31,055,233
Cash and cash equivalents	3,028,428	4,815,241
Marketable securities	915,695	1,119,561
Trade receivables	110	34
Derivative financial instruments	3,606,532	1,808,652
Inventories	46	69
Sector financial assets	0
Other financial assets	0	17,127
Other current assets	1,938,096	1,307,712
Other non-current assets	1,566,428	1,562,823
Investments in associates	14,149,214	12,760,443
Investments in joint ventures	7,988,208	7,548,960
Biological assets	0	0
Contract asset	0	0
Right-of-use assets	33,414	26,058
Property, plant and equipment	79,397	72,961
Intangible assets and goodwill	18,926	15,592
Liabilities	(17,553,779)	(15,469,425)
Loans, borrowings and debentures	(12,745,705)	(11,416,533)
Derivative financial instruments	(159,695)	(78,768)
Trade payables	(5,258)	(6,974)
Employee benefits payables	(26,673)	(34,656)
Sector financial liabilities	0
Other current liabilities	(2,006,371)	(1,113,182)
Preferred shareholders payable in subsidiaries	(387,044)	(611,537)
Lease	(37,911)	(27,475)
Other non-current liabilities	(2,185,122)	(2,180,300)
Total assets (net of liabilities) allocated by segment	15,770,715	15,585,808
Shareholders' equity attributable to:
Owners of the Company	12,270,637	5,401,865
Non-controlling interests	3,500,078	10,183,943
Total shareholders' equity	15,770,715	15,585,808
Deconsolidation effects IFRS 11 [member]
Statement of financial position:
Total assets	(78,249,390)	(73,644,466)
Cash and cash equivalents	(3,441,914)	(4,017,515)
Marketable securities	0	0
Trade receivables	(4,265,296)	(4,032,648)
Derivative financial instruments	(7,740,560)	(3,056,278)
Inventories	(8,317,566)	(8,699,953)
Sector financial assets	0
Other financial assets	(160,600)	(602,542)
Other current assets	(9,158,994)	(11,504,324)
Other non-current assets	(7,682,618)	(6,235,219)
Investments in associates	(3,300,094)	(2,612,852)
Investments in joint ventures	(1,305,792)	(1,304,944)
Biological assets	(1,073,582)	(734,495)
Contract asset	(2,337,458)	(2,785,574)
Right-of-use assets	(5,210,366)	(4,591,128)
Property, plant and equipment	(18,165,518)	(17,242,244)
Intangible assets and goodwill	(6,089,032)	(6,224,750)
Liabilities	58,536,284	55,517,410
Loans, borrowings and debentures	24,557,518	22,312,247
Derivative financial instruments	4,764,258	1,747,941
Trade payables	9,311,282	8,614,148
Employee benefits payables	534,376	486,858
Sector financial liabilities	0
Other current liabilities	6,930,628	11,033,601
Preferred shareholders payable in subsidiaries	0	0
Lease	4,734,770	4,048,168
Other non-current liabilities	7,703,452	7,274,447
Total assets (net of liabilities) allocated by segment	(19,713,106)	(18,127,056)
Shareholders' equity attributable to:
Owners of the Company	(19,343,378)	(17,778,980)
Non-controlling interests	(369,728)	(348,076)
Total shareholders' equity	(19,713,106)	(18,127,056)
Elimination of intersegment amounts [member]
Statement of financial position:
Total assets	(14,990,661)	(13,712,606)
Cash and cash equivalents	0	0
Marketable securities	0	0
Trade receivables	0	0
Derivative financial instruments	0	0
Inventories	0	0
Sector financial assets	0
Other financial assets	0	0
Other current assets	(764,392)	(789,265)
Other non-current assets	(410,191)	(488,228)
Investments in associates	(13,816,078)	(12,435,113)
Investments in joint ventures	0	0
Biological assets	0	0
Contract asset	0	0
Right-of-use assets	0	0
Property, plant and equipment	0	0
Intangible assets and goodwill	0	0
Liabilities	1,174,583	1,277,493
Loans, borrowings and debentures	0	0
Derivative financial instruments	0	0
Trade payables	0	0
Employee benefits payables	0	0
Sector financial liabilities	0
Other current liabilities	204,366	471,621
Preferred shareholders payable in subsidiaries	0	0
Lease	0	0
Other non-current liabilities	970,217	805,872
Total assets (net of liabilities) allocated by segment	(13,816,078)	(12,435,113)
Shareholders' equity attributable to:
Owners of the Company	(13,816,078)	(5,715,758)
Non-controlling interests	0	(6,719,355)
Total shareholders' equity	R$ (13,816,078)	R$ (12,435,113)